Putnam Floating Rate Income Fund
The fund's portfolio
11/30/20 (Unaudited)

SENIOR LOANS (83.8%)(a)(c)
	Principal amount	Value
Advertising and marketing services (1.4%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.714%, 8/21/26	$2,272,050	$2,128,154
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	2,196,657	2,163,707
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%, 12/17/26	498,750	491,269

		4,783,130
Aerospace and defense (1.2%)
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	855,000	879,581
TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.25%), 3.659%, 5/30/25	1,588,348	1,537,829
TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.25%), 3.909%, 12/9/25	1,492,060	1,444,268

		3,861,678
Automotive (0.8%)
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.65%, 11/6/24	2,596,681	2,579,803

		2,579,803
Basic materials (9.5%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/31/24	2,341,233	2,322,697
Asplundh Tree Expert, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.663%, 9/4/27	500,000	500,357
Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.396%, 1/2/25	2,716,753	2,655,626
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/19/27	1,302,750	1,300,470
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/19/27(U)	434,250	433,490
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 9/6/24	2,000,000	1,995,000
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.214%, 9/6/24	1,285,678	1,258,089
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.72%, 3/1/26	2,187,845	2,154,833
Patriot Container Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.165%, 3/20/25	496,183	483,158
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 3.88%, 4/12/25	2,954,611	2,929,990
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 4.25%, 2/7/27	1,971,735	1,925,316
Pretium PKG Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.214%, 10/29/27	1,000,000	995,000
Quikrete Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.159%, 2/1/27	3,075,912	3,029,346
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	447,000	433,590
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.256%, 6/26/25	2,009,581	1,984,461
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.141%, 10/1/25	2,124,659	2,081,503
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.396%, 5/31/26	2,597,820	2,565,347
Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 10/5/24	1,634,941	1,603,264
Univar Solutions USA, Inc./WA bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.00%), 2.146%, 11/22/26	1,488,750	1,458,975

		32,110,512
Broadcasting (6.1%)
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 5.404%, 3/4/25	2,000,000	1,935,000
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.40%, 8/24/26	2,970,000	2,479,950
Entercom Media Corp. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.50%), 4.21%, 11/17/24	1,519,303	1,466,761
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 2.655%, 11/2/25	2,805,175	2,759,591
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	1,092,263	1,076,561
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 5/1/26	1,647,550	1,591,258
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.905%, 9/19/26	2,372,551	2,343,319
Sinclair/RSN bank term loan FRN Ser. B2B, (BBA LIBOR USD 3 Month + 2.50%), 2.65%, 7/18/26	1,980,000	1,931,326
Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 4/1/22	1,684,394	1,640,179
Univision Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 3/24/26	3,122,348	3,089,451

		20,313,396
Building materials (2.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	2,070,000	2,050,410
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	1,735,513	1,732,259
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	1,935,000	1,451,250
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	892,251	830,072
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	2,645,231	2,632,005

		8,695,996
Commercial and consumer services (2.3%)
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	1,614,604	1,608,549
Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.896%, 1/2/26	1,792,790	1,752,452
Prime Security Services Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 9/23/26	2,532,580	2,516,177
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.396%, 10/1/25	2,014,583	1,999,159

		7,876,337
Communication services (7.2%)
Altice France SA (France) bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.69%), 3.828%, 1/31/26	1,668,499	1,640,969
Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 3.146%, 11/3/23	1,649,258	1,631,478
Charter Communications Operating, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 1.75%), 1.90%, 2/1/27	2,153,035	2,126,122
CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.389%, 7/17/25	3,665,818	3,563,469
Frontier Communications Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.00%, 10/8/27	2,500,000	2,500,000
Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 5.50%), 8.75%, 1/2/24	2,000,000	2,022,084
Level 3 Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.513%, 3/1/27	965,432	942,676
SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 2.896%, 7/31/25	2,602,146	2,521,914
Virgin Media Bristol, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.641%, 1/4/28	2,500,000	2,448,750
WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 8/19/23	1,517,502	1,495,281
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	3,233,750	3,173,117

		24,065,860
Communications equipment (1.3%)
CommScope, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 3.396%, 4/4/26	1,533,383	1,504,907
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.646%, 7/2/25	2,912,777	2,807,643

		4,312,550
Computers (3.4%)
Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.75%, 9/19/25	2,967,979	2,961,129
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	2,032,202	2,016,114
Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.896%, 3/3/23	2,362,800	2,329,721
SS&C European Holdings Sarl bank term loan FRN Ser. B4, (1 Month US LIBOR + 1.75%), 4.517%, 4/16/25	910,182	896,246
SS&C Technologies, Inc. bank term loan FRN Ser. B3, (1 Month US LIBOR + 1.75%), 4.517%, 4/16/25	1,201,768	1,183,366
SS&C Technologies, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 1.75%), 4.838%, 4/16/25	979,744	965,923
Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.896%, 4/29/23	1,150,614	1,144,861

		11,497,360
Consumer (0.5%)
Reynolds Consumer Products, LLC bank term loan FRN (1 Month US LIBOR + 1.75%), 3.41%, 2/4/27	1,828,384	1,805,021

		1,805,021
Consumer staples (4.7%)
1011778 BC, ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.508%, 11/19/26	1,358,834	1,319,767
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	1,866,329	1,838,722
BJ's Wholesale Club, Inc. bank term loan FRN (1 Month US LIBOR + 2.00%), 2.14%, 2/3/24	1,640,181	1,633,620
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	2,412,958	2,316,440
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	225,000	222,469
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	2,160,930	2,120,412
KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.894%, 4/3/25	2,839,851	2,790,745
Match Group, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 3.405%, 2/13/27	1,000,000	983,333
Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 11/29/24	2,389,336	2,386,350

		15,611,858
Containers (2.7%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 2.128%, 7/1/26	1,972,519	1,935,288
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	3,091,839	2,938,351
Graham Packaging Co., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.018%, 8/4/27	1,700,000	1,697,166
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.401%, 2/16/26	1,590,000	1,562,175
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.00%, 2/5/23	799,689	788,943

		8,921,923
Electronics (0.4%)
TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 2.655%, 9/28/24	1,309,237	1,289,598

		1,289,598
Energy (2.2%)
Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.688%, 5/9/25	915,663	890,100
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.725%, 6/20/24	1,975,000	1,950,723
ChampionX Holding, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.00%), 6.00%, 6/3/27	745,563	751,154
Hercules Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.905%, 11/1/26	1,990,000	1,967,613
Prairie ECI Acquiror LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 4.896%, 3/11/26	2,000,000	1,870,000

		7,429,590
Entertainment (0.8%)
Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.97%, 9/18/24	2,889,464	2,573,068

		2,573,068
Environmental (0.7%)
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.146%, 3/29/25	2,440,382	2,387,506

		2,387,506
Financials (6.1%)
AG Merger Sub II, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.146%, 8/1/26	1,985,000	1,909,570
Alliant Holdings I, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.396%, 5/10/25	2,910,124	2,836,047
BCPE Rover Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.396%, 11/28/25	2,955,000	2,906,243
ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.146%, 9/18/26	1,237,535	1,209,381
Forest City Enterprises LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.646%, 12/7/25	2,653,217	2,533,822
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.965%, 4/25/25	3,020,574	2,943,486
LPL Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 3.641%, 11/12/26	1,714,307	1,681,629
USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.22%, 5/16/24	2,710,210	2,651,165
VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 1.75%), 1.896%, 12/22/24	1,887,955	1,837,688

		20,509,031
Gaming and lottery (3.5%)
Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.345%, 9/15/23	1,808,752	1,779,977
CCM Merger, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 10/29/25	1,000,000	992,500
Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 3/13/25	1,727,772	1,611,148
Golden Nugget, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 12.25%), 13.00%, 10/4/23	190,000	212,800
Golden Nugget, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 5.103%, 10/4/23	2,285,691	2,168,549
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.896%, 8/14/24	3,834,808	3,689,403
Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.72%, 7/10/25	1,318,689	1,320,611

		11,774,988
Health care (7.0%)
Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 4/21/24	2,845,333	2,655,305
Bausch Health Cos., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.143%, 6/1/25	2,478,540	2,445,588
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	1,997,164	1,965,333
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.896%, 10/10/25	2,940,076	2,398,919
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 10/2/25	2,585,000	2,542,348
Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.80%, 11/15/27	2,466,518	2,426,780
Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.50%, 8/18/22	2,089,482	2,084,520
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.39%, 6/30/25	3,058,034	2,992,504
Sotera Health Holdings, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	834,151	833,317
Surgery Center Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.99%), 4.25%, 9/2/24	1,745,501	1,707,474
West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.896%, 9/27/24	1,577,591	1,542,095

		23,594,183
Lodging/Tourism (1.3%)
Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 2.896%, 12/22/24	3,880,177	3,750,676
Carnival Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.50%), 8.007%, 6/30/25	498,750	514,959

		4,265,635
Machinery (3.6%)
Altra Industrial Motion Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 2.146%, 10/1/25	2,373,134	2,336,054
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.411%, 3/1/27	997,500	991,889
Gardner Denver, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.411%, 2/28/27	1,276,585	1,252,421
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.361%, 3/28/25	2,309,878	2,219,058
Vertical US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.428%, 6/30/27	2,715,000	2,706,516
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	2,755,155	2,707,433

		12,213,371
Manufacturing (0.9%)
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	1,257,924	1,245,345
Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/30/24	1,741,250	1,723,838

		2,969,183
Media (0.5%)
Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 2.397%, 3/24/25	1,800,161	1,748,406

		1,748,406
Office equipment and supplies (0.7%)
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.214%, 4/12/26	2,482,193	2,391,178

		2,391,178
Publishing (0.5%)
Meredith Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 5.25%, 1/31/25	698,250	697,086
Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.646%, 1/31/25	995,503	976,659

		1,673,745
Retail (1.2%)
Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 9/25/24	2,430,049	2,427,687
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 3/11/22	1,582,699	1,573,948

		4,001,635
Software (3.5%)
By Crown Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 1/30/26	2,403,975	2,379,935
Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.595%, 4/30/25	2,045,491	1,999,468
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	1,700,000	1,700,236
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	2,020,000	2,010,910
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 7.50%, 5/3/27	255,000	259,781
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/3/26	1,375,000	1,376,375
Ultimate Software Group, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.896%, 5/3/26	1,980,000	1,965,599

		11,692,304
Technology services (2.9%)
Arches Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 11/24/27	2,100,000	2,093,438
Banff Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.396%, 10/2/25	2,733,335	2,699,453
Star Merger Sub, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.893%, 2/8/26	2,472,575	2,455,747
Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 10/1/26	2,621,191	2,574,665

		9,823,303
Transportation (0.9%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	1,999,950	1,984,040
Skymiles IP, Ltd. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 10/20/27	1,000,000	1,021,406

		3,005,446
Trucks and parts (1.3%)
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	1,050,000	1,027,875
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.646%, 4/30/26	3,302,355	3,265,203

		4,293,078
Utilities and power (1.4%)
Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 2.146%, 1/15/25	1,568,740	1,542,856
Pacific Gas & Electric Co. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.50%, 6/18/25	1,496,250	1,506,537
Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 1.894%, 12/1/25	1,649,697	1,632,582

		4,681,975
Waste Management (0.7%)
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	2,283,639	2,277,930

		2,277,930

Total senior loans (cost $285,306,930)		$281,030,577

CORPORATE BONDS AND NOTES (13.0%)(a)
	Principal amount	Value
Capital goods (1.3%)
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	$1,000,000	$1,069,629
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	1,084,000	1,111,100
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	766,000	770,788
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	1,250,000	1,325,000

		4,276,517
Communication services (1.4%)
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN ( + 1.65%), 1.864%, 2/1/24	2,000,000	2,049,953
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	1,000,000	1,041,250
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	1,000,000	1,003,600
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	500,000	526,250

		4,621,053
Consumer cyclicals (2.9%)
ADT Security Corp. (The) company guaranty sr. unsub. notes 3.50%, 7/15/22	1,000,000	1,023,750
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	490,000	557,988
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN ( + 1.08%), 1.296%, 8/3/22	375,000	364,688
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.584%, 3/18/24	750,000	805,313
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	688,000	779,160
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22	1,025,000	1,091,584
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	690,000	709,051
Marriott International, Inc. sr. unsec. notes 3.125%, 2/15/23	1,000,000	1,031,450
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	600,000	637,500
MGM Resorts International company guaranty sr. unsec. notes 6.00%, 3/15/23	770,000	823,731
Nielsen Finance, LLC sr. unsec. notes (1 Month US LIBOR + 3.75%), 5.00%, 6/4/25	1,492,500	1,494,366
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	120,000	129,900

		9,448,481
Consumer staples (1.7%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	516,000	526,485
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 2/15/23	1,000,000	1,025,000
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	1,000,000	980,000
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	1,000,000	1,125,005
Newell Brands, Inc. sr. unsec. unsub. notes 4.35%, 4/1/23	2,000,000	2,104,900

		5,761,390
Energy (0.3%)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 10/1/23	1,000,000	981,200

		981,200
Financials (1.8%)
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	1,300,000	1,412,125
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	2,000,000	2,066,152
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 5.375%, 11/1/23(R)	1,100,000	1,187,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	1,000,000	1,005,640
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 3/15/22(R)	500,000	498,750

		6,169,867
Health care (1.9%)
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	725,000	747,113
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	860,000	878,275
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 5/1/23	1,550,000	1,695,313
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	900,000	915,750
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 2.20%, 7/21/21 (Israel)	1,037,000	1,037,363
Zoetis, Inc. sr. unsec. FRN ( + 0.44%), 0.664%, 8/20/21	1,200,000	1,202,124

		6,475,938
Technology (0.8%)
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	1,000,000	1,027,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	1,250,000	1,295,313
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	500,000	520,000

		2,842,813
Utilities and power (0.9%)
Pacific Gas and Electric Co. FRN (BBA LIBOR USD 3 Month + 1.48%), 1.717%, 6/16/22	1,700,000	1,700,830
Pacific Gas and Electric Co. notes 1.75%, 6/16/22	1,230,000	1,231,942

		2,932,772

Total corporate bonds and notes (cost $41,990,982)		$43,510,031

COMMON STOCKS (0.1%)(a)
	Shares	Value
CHC Group, LLC(NON)	64,537	$48,403
Clear Channel Outdoor Holdings, Inc.(NON)	177,605	268,184
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	113,884	113,884
Tribune Media Co. Class 1C	591,290	59,129

Total common stocks (cost $1,897,411)		$489,600

SHORT-TERM INVESTMENTS (5.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	17,032,644	$17,032,644

Total short-term investments (cost $17,032,644)		$17,032,644
TOTAL INVESTMENTS

Total investments (cost $346,227,967)		$342,062,852

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2020 through November 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $335,200,119.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/29/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/20
Short-term investments
	Putnam Short Term Investment Fund*	$25,690,605	$96,954,372	$105,612,333	$83,321	$17,032,644

	Total Short-term investments	$25,690,605	$96,954,372	$105,612,333	$83,321	$17,032,644
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $434,250, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments
	CP Atlas Buyer, Inc.	$434,250

	Totals	$434,250
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$268,184	$59,129	$—
Energy	—	48,403	—
Utilities and power	—	113,884	—

Total common stocks	268,184	221,416	—
Corporate bonds and notes	—	43,510,031	—
Senior loans	—	281,030,577	—
Short-term investments	17,032,644	—	—

Totals by level	$17,300,828	$324,762,024	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com